Vanguard® STAR® Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.6%)
Vanguard WindsorTM II Fund Investor Shares	70,019,241	3,383,330
Vanguard U.S. Growth Fund Investor Shares	37,202,204	2,730,642
Vanguard Windsor Fund Investor Shares	88,249,868	1,995,330
Vanguard PRIMECAP Fund Investor Shares	8,473,451	1,592,500
Vanguard Dividend Growth Fund Investor Shares	27,722,656	919,283
		10,621,085
International Stock Funds (19.3%)
Vanguard International Value Fund Investor Shares	35,791,684	1,546,201
Vanguard International Core Stock Fund Investor Shares	85,803,104	1,541,024
Vanguard International Growth Fund Investor Shares	41,141,734	1,525,535
		4,612,760
U.S. Bond Fund (36.1%)
[1] Vanguard STAR Core-Plus Bond Fund Institutional Shares	845,779,197	8,593,655
Total Investment Companies (Cost $15,377,299)		23,827,500
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2] Vanguard Market Liquidity Fund, 3.704% (Cost $1,480)	14,797	1,480
Total Investments (100.0%) (Cost $15,378,779)		23,828,980
Other Assets and Liabilities—Net (0.0%)		(876)
Net Assets (100%)		23,828,104
Cost is in $000.
1	Represents a wholly owned fund.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2026, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2026 Market Value ($000)
Vanguard Dividend Growth Fund	888,811	123,157	—	—	(92,685)	6,691	116,466	919,283
Vanguard International Core Stock Fund	1,540,336	64,926	152,733	15,565	72,930	19,980	44,946	1,541,024
Vanguard International Growth Fund	1,525,910	94,007	16,135	1,182	(79,429)	15,597	78,409	1,525,535
Vanguard International Value Fund	1,512,446	239,219	104,314	8,830	(109,980)	40,282	198,937	1,546,201
Vanguard Market Liquidity Fund	2	NA1	NA1	—	—	2	—	1,480
Vanguard PRIMECAP Fund	1,579,081	222,071	145,145	60,628	(124,135)	13,262	208,810	1,592,500
Vanguard STAR Core-Plus Bond Fund[2]	8,521,390	110,595	5,114	45	(33,261)	69,834	36,646	8,593,655
Vanguard U.S. Growth Fund	2,912,471	239,498	6,374	5,295	(420,248)	1,684	237,814	2,730,642
Vanguard Windsor Fund	1,951,465	125,933	94,391	4,651	7,672	18,066	107,867	1,995,330
Vanguard Windsor II Fund	3,328,469	321,104	155,356	61,005	(171,892)	24,334	296,771	3,383,330
Total	23,760,381	1,540,510	679,562	157,201	(951,028)	209,732	1,326,666	23,828,980
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Wholly owned fund.